Note 9 - Derivative Liabilities (Details Narratives) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Derivative Liabilities [Abstract]
Fair Value	$ 357,860
Loss from change in fair value of derivative liabilities	$ 275,787	$ 0